Borrowings - Schedule of maturities of outstanding borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings (measured at amortized cost)	$ 960,159	$ 764,570	$ 400,911
Within one year
Disclosure of detailed information about borrowings [line items]
Borrowings (measured at amortized cost)	38,025	19,916
Within two years
Disclosure of detailed information about borrowings [line items]
Borrowings (measured at amortized cost)	867,273	3,804
Within three years
Disclosure of detailed information about borrowings [line items]
Borrowings (measured at amortized cost)	4,932	696,646
Within four years
Disclosure of detailed information about borrowings [line items]
Borrowings (measured at amortized cost)	37,857	3,374
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings (measured at amortized cost)	$ 12,072	$ 40,830